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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: December 31, 2010

                 CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER:
             This Amendment: (Check only one:): [ ] is a restatement
                          [ ] adds new holdings entries

           INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

                       Name:     George Kaiser Family Foundation
                                 ----------------------------------------
                       Address:  7020 South Yale, Suite 220
                                 Tulsa, OK 74136

                         Form 13F File number: 28-13551

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

                       Name:     Robert Thomas
                                 ----------------------------------------
                       Title:    Chief Investment Officer
                       Phone:    (918) 392-1612

                      SIGNATURE, PLACE, AND DATE OF SIGNING

 /s/Robert Thomas                Tulsa, OK                 February 14, 2011
 ----------------------------    --------------------      ---------------------
         [Signature]                [City, State]               [Date]

                         REPORT TYPE (CHECK ONLY ONE.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER: none

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                              Form 13F SUMMARY PAGE

               Report Summary:

               Number of Other Included Managers: 0

               Form 13F Information Table Entry Total: 9

               Form 13F Information Table Value Total: $ 1,052,665

                                   (thousands)

LIST OF OTHER INCLUDED MANAGERS:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                           FORM 13F INFORMATION TABLE
                            AS OF DECEMBER 31, 2010

      COLUMN 1         COLUMN 2   COLUMN 3  COLUMN 4            COLUMN 5              COLUMN 6    COLUMN 7          COLUMN 8
-------------------    --------  ---------  --------  ---------------------------    ----------   --------  ------------------------
                       TITLE OF              VALUE X   SHRS OR     SH/      PUT/     INVESTMENT    OTHER       VOTING AUTHORITY
   NAME OF ISSUER       CLASS      CUSIP      $1000    PRN AMT     PRN      CALL     DISCRETION   MANAGERS     SOLE    SHARED   NONE
Unit Corporation       Common    909218109   368,306  7,924,023    SH                   Sole                7,924,023

BOK Financial          Common    05561Q201   260,641  4,880,919    SH                   Sole                4,880,919

Anadarko Petroleum     Common    032511107   213,476  2,803,000    SH                   Sole                2,803,000

Petroleo Brasileiros   Common    71654V408   137,950  3,645,600    SH                   Sole                3,645,600

Sandridge              Common    80007P907    48,824  6,670,000    SH       Call        Sole                6,670,000

Shaw Group             Common    820280105    15,404    450,000    SH                   Sole                  450,000

General Electric       Common    369604103     5,936    375,000    SH                   Sole                  375,000

Sandridge              Common    80007P307     1,830    250,000    SH                   Sole                  250,000

Apache                 Common    037411105       298      2,500    SH                   Sole                    2,500